Variable Interest Entities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summarized financial information [Abstract]
Current assets	$ 886	$ 2,794
Total assets	37,721	33,763
Current liabilities	376	118
Partners' capital	37,345	33,645
Total liabilities and partners' capital	37,721	33,763
Operating revenue	5,459	3,991	$ 2,248
Operating expenses	5,459	3,991	2,248
Income before taxes	0	0	0
Property, plant, and equipment, net [Member]
Summarized financial information [Abstract]
Noncurrent Asset	25,864	23,749
Other Assets [Member]
Summarized financial information [Abstract]
Noncurrent Asset	10,971	7,220
Cleco Power [Member]
Components of equity method investments [Abstract]
Purchase price	12,873	12,873
Cash contributions	6,399	3,949
Dividend received	(600)	0
Total equity investment in investee	18,672	16,822
Cash contributions to Equity method investments	2,450	2,290	$ 0
Summarized financial information [Abstract]
Partners' capital	37,345	33,645
Proceeds from Equity Method Investment, Dividends or Distributions, Return of Capital	$ 600
Cleco Power [Member] | Variable Interest Entity, Not Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Variable interest entity, ownership percentage (in hundredths)	50.00%
Ownership percentage by other parties (in hundredths)	50.00%
Comparison of carrying amount of assets and liabilities to maximum loss exposure [Abstract]
Cleco Power's 50% equity	$ 18,672	16,822
Cleco Power's maximum exposure to loss	$ 18,672	$ 16,822